Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Agreements repurchase	$ 10,488	$ 7,369
Repurchase agreement expiration period	3 days	4 days
Derivatives transactions	$ 43,863	$ 39,508
Debt Instruments Valued At Fair Value [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Net unrealized gain recorded in other comprehensive income for available for sale securities	850,506	219,425
Impairment of financial assets	5,500	9,496
Financial Assets Availableforsale Category [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Realized gains reclassified to the income statement	9,142	268
Other Instruments With Repurchase Agreement [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Instruments delivered	$ 1,094,076	$ 693,206